Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment
(4)	Premises and Equipment:

Components of premises and equipment included in the consolidated balance sheets as of December 31, 2014 and December 31, 2013, consisted of the following:

	2014	2013
Land	$6,576	6,526
Land improvements	611	575
Buildings	20,914	20,257
Construction in process	486	582
Furniture and equipment	6,213	6,696

	34,800	34,636
Less accumulated depreciation	11,860	11,528

Premises and equipment, net	$22,940	23,108

Depreciation expense was approximately $1,336,000, $1,502,000 and $1,587,000 for the years ended December 31, 2014, 2013 and 2012, respectively.